Intangible Assets, Goodwill And Other Assets (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Intangible Assets, Goodwill And Other Assets [Line Items]
Amortization of Intangible Assets	$ 13,400	$ 14,600	$ 19,900
Amortization of CO2 assets	4,200	3,900	$ 3,800
GOODWILL	325,046	325,046
Goodwill, Impairment Loss	0	0
Supply And Logistics [Member]
Intangible Assets, Goodwill And Other Assets [Line Items]
GOODWILL	23,100	23,100
Refinery Services [Member]
Intangible Assets, Goodwill And Other Assets [Line Items]
GOODWILL	$ 301,900	$ 301,900